Movement in Working Capital and Provisions for Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Movement in Working Capital and Provisions for Liabilities
Trade and other receivables €m		Trade and other payables €m		Provisions for liabilities €m		Total €m
At 1 January 2017	2,939		4,191		(5,276)		(1,060)	794
Translation adjustment	(218)		(286)		348		72	(84)
Arising on acquisition (note 31)	114		129		(149)		(49)	45
Reclassified as held for sale	(266)		(334)		306		-	(294)
Disposals	(34)		(16)		20		1	(29)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 31)	-		-		(45)		-	(45)
- paid during year	-		-		53		-	53
Deferred proceeds arising on disposals during year	-		3		-		-	3
Interest accruals and discount unwinding	-		1		-		(24)	(23)
Reclassification	(3)		(14)		65		-	48
Increase/(decrease) in working capital and provisions for liabilities	183		112		(82)		(4)	209
At 31 December 2017	2,715		3,786		(4,760)		(1,064)	677

The equivalent disclosure for the prior years is as follows:

At 1 January 2016	2,873		4,126		(5,171)		(1,035)	793
Translation adjustment	20		(12)		26		26	60
Arising on acquisition (note 31)	9		28		(14)		18	41
Disposals	(18)		(15)		8		1	(24)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 31)	-		-		(22)		-	(22)
- paid during year	-		-		57		-	57
Deferred proceeds arising on disposals during year	-		7		-		-	7
Interest accruals and discount unwinding	-		-		(24)		(30)	(54)
Transfer to property, plant and equipment	-		(8)		-		-	(8)
Increase/(decrease) in working capital and provisions for liabilities	55		65		(136)		(40)	(56)
At 31 December 2016	2,939		4,191		(5,276)		(1,060)	794

At 1 January 2015	2,260		2,729		(3,151)		(396)	1,442
Translation adjustment	130		147		(151)		(5)	121
Arising on acquisition (note 31)	621		1,533		(1,549)		(581)	24
Reclassified from held for sale	102		79		(98)		(7)	76
Disposals	(211)		(178)		137		6	(246)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 31)	-		-		(97)		-	(97)
- paid during year	-		-		59		-	59
Deferred proceeds arising on disposals during year	-		38		-		-	38
Interest accruals and discount unwinding	-		-		(20)		(19)	(39)
Decrease in working capital and provisions for liabilities	(29)		(222)		(301)		(33)	(585)
At 31 December 2015	2,873		4,126		(5,171)		(1,035)	793